Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net income / (loss) attributable to Navios Partners’ unitholders	$ 516,186	$ (68,541)	$ (62,134)
Limited Partner [Member]
Net income / (loss) attributable to Navios Partners’ unitholders	$ 505,862	$ (67,173)	$ (60,899)
Income / (loss) attributable to:
Weighted Average Limited Partnership Units Outstanding, Basic	22,620,324	10,966,518	10,830,959
Common unit (basic and diluted)	$ 22.36	$ (6.13)	$ (5.62)
Earnings per unit - distributed (basic and diluted):	22,663,240	10,966,518	10,830,959
Earnings/ (losses) per unit diluted:	22.32	(6.13)	(5.62)
Earnings per unit distributed basic:	0.20	0.45	1.22
Earnings per unit distributed diluted:	0.20	0.45	1.22
Earnings/ (losses per unit) - undistributed basic:	22.16	(6.58)	(6.84)
Earnings/ (losses) per unit undistributed diluted	$ 22.12	$ (6.58)	$ (6.84)